Unearned Revenue/Accrued Revenue	12 Months Ended
Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Unearned Revenue/Accrued Revenue	Unearned Revenue/Accrued Revenue
Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates when charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2020	2021
Unearned Revenue
Cash received in advance of service provided – Current liability	$4,687	$7,040
Deferred revenue resulting from varying charter rates – Current liability	1,536	3,974
Deferred revenue resulting from varying charter rates – Non-Current liability	3,536	7,989
Total Unearned Revenue	$9,759	$19,003
Accrued Revenue
Resulting from varying charter rates – Current asset	557	665
Resulting from varying charter rates – Non-Current asset	75	282
Total Accrued Revenue	$632	$947